SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Sales	$ 53,270	$ 70,615	$ 76,033
Flat products
Disclosure of products and services [line items]
Sales	31,584	43,633	46,734
Long products
Disclosure of products and services [line items]
Sales	11,117	13,706	15,751
Tubular products
Disclosure of products and services [line items]
Sales	1,343	2,044	2,158
Mining products
Disclosure of products and services [line items]
Sales	1,451	1,165	1,009
Others
Disclosure of products and services [line items]
Sales	$ 7,775	$ 10,067	$ 10,380